Consolidated Statements of Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (2,274)	(13,766)	68,552	3,510
Foreign currency translation loss	(1,784)	(10,799)	(2,370)	(15,004)
Unrealized (loss) gain on available-for-sale securities	2,039	12,345	(14,637)	(9,053)
Comprehensive (loss) income	(2,019)	(12,220)	51,545	(20,547)
Less: comprehensive (loss) income attributable to the non-controlling interest	19	116	3	(15)
Comprehensive (loss) income	$ (2,038)	(12,336)	51,542	(20,532)